Shareholders' Equity (RSUs Granted in 2017 and 2020) (Narrative) (Details) - Restricted Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs grant	86,000	78,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant	2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant	3 years	3 years